Note 11 - Petroleum and Alcohol Account Receivable from Federal Government	12 Months Ended
Dec. 31, 2010
Petroleum and Alcohol Account Receivable from Federal Government [Abstract]
Note 11 - Petroleum and Alcohol Account - Receivable from Federal Government [Text Block]

11. Petroleum and Alcohol Account - Receivable from Federal Government

Changes in the Petroleum and Alcohol account

The following summarizes the changes in the Petroleum and Alcohol account for the years ended December 31, 2010 and 2009:

	Year ended December 31,
	2010	2009

Opening balance	469	346
Financial income (Note 22)	3	4
Translation gain	21	119

Ending balance	493	469

In order to conclude the settlement of accounts with the Federal Goverment, pursuant to Provisional Measure n° 2.181, of August 24, 2001, and after providing all the information required by the National Treasury Office - STN, Petrobras is seeking to settle all the remaining disputes between the parties.

The remaining balance of the Petroleum and Alcohol account may be paid as follows: (1) National Treasury Bonds issued at the same amount as the final balance of the Petroleum and Alcohol account; (2) offset of the balance of the Petroleum and Alcohol account, with any other amount owed by Petrobras to the Federal Government, including taxes; or (3) by a combination of the above options.